OTHER PAYABLES AND ACCRUALS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
Other payables due to related parties	$ 1.8	$ 1.6